Note 12 - b) Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Maturities of the principal of long-term debt
2012	$ 4,137
2013	2,503
2014	3,517
2015	5,311
2016	22,596
2017 and thereafter	22,407
Long-term debt	$ 60,471	$ 49,041